Financial Instruments And Risk Analysis - Financial Assets and Financial Liabilities Carried At Fair Value Excluding Liabilities Subjected to Compromise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash equivalents	R$ 1,506,082	R$ 4,097,838
Cash Investment	183,850	201,975
Accounts receivable	6,334,526	6,516,555
Liabilities
Trade payables	8,887,367	8,818,870
Derivative financial instruments	1,152
Borrowings and financing	17,900,361	15,777,012
Senior notes	18,226,749	16,449,906
Dividends and interest on capital	5,731	6,168
Licenses and concessions payable	58,582	85,619
Tax refinancing program	417,503	553,206
Leases payable	R$ 8,150,026
Cash and Due from Banks
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Fair value
Cash and Cash Equivalent
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Fair value
Cash and Cash Investment
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Fair value
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Dividends and interest on capital
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Financial asset at fair value
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Fair value
Held for sale financial asset
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Fair value
Dividend received
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Trade payables
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Fair value
Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Public debentures
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Senior notes
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Dividends and interest on capital
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Licenses and concessions payable
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Tax refinancing program
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Leases payable
Disclosure of detailed information about financial instruments [line items]
Accounting measurement	Amortized cost
Carrying amount
Assets
Cash equivalents	R$ 1,504,986	3,943,324
Cash Investment	217,792	238,962
Liabilities
Borrowings and financing	8,705,458	7,633,140
Carrying amount | Financial assets at amortised cost
Assets
Accounts receivable	6,334,526	6,516,555
Dividends and interest on capital	426
Dividends receivable	2,435,014	2,566,935
Liabilities
Trade payables	8,887,367	8,818,870
Borrowings and financing	8,354,777	7,140,960
Public debentures	3,652,353	3,103,106
Senior notes	6,219,619	6,205,840
Dividends and interest on capital	5,731	6,168
Licenses and concessions payable	58,582	85,619
Tax refinancing program	417,503	553,206
Leases payable	8,150,026
Carrying amount | Fair value through profit or loss
Assets
Cash and banks	575,863	287,491
Cash equivalents	1,506,082	4,097,838
Cash Investment	217,792	238,962
Financial asset at fair value	40,689
Held for sale financial asset	1,474,699	1,843,778
Liabilities
Derivative financial instruments	1,152
Fair value | Financial assets at amortised cost
Assets
Accounts receivable	6,334,526	6,516,555
Dividends and interest on capital	426
Dividends receivable	2,435,014	2,566,935
Liabilities
Trade payables	8,887,367	8,818,870
Borrowings and financing	8,354,777	7,140,960
Public debentures	3,652,353	3,103,106
Senior notes	6,565,782	6,937,764
Dividends and interest on capital	5,731	6,168
Licenses and concessions payable	58,582	85,619
Tax refinancing program	417,503	553,206
Leases payable	8,150,026
Fair value | Fair value through profit or loss
Assets
Cash and banks	575,863	287,491
Cash equivalents	1,506,082	4,097,838
Cash Investment	217,792	238,962
Financial asset at fair value	40,689
Held for sale financial asset	1,474,699	R$ 1,843,778
Liabilities
Derivative financial instruments	R$ 1,152